Note 2 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
(in thousands)	2016	2015
Healthcare fees	$1,050	$587
Other	2	3
Total receivables	$1,052	$590
Less allowance for doubtful accounts	-	-
Total receivables, net	$1,052	$590